Schedule of Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	20 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	40 years